Intangible assets and goodwill - Indefinite-lived intangibles (Details) € in Thousands	12 Months Ended	24 Months Ended
	Jun. 30, 2023 EUR (€) item	Jun. 30, 2022 EUR (€)
Disclosure of information for cash-generating units
Number of identified trademarks	2
Number of cash-generating units	2
Trademarks
Disclosure of information for cash-generating units
Impairment loss, intangible assets other than goodwill | €	€ 0	€ 0
Royalty rate	2.00%	2.00%
Terminal revenue growth rate	2.00%	2.00%
Revenue growth rates period	5 years
MYTHERESA trademark
Disclosure of information for cash-generating units
Discount rate	10.60%	14.40%
Discount rate applied to cash flow projections	10.60%	14.40%
THERESA trademark
Disclosure of information for cash-generating units
Discount rate	10.20%	10.20%
Discount rate applied to cash flow projections	10.20%	10.20%